Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000175541 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000175541 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000175541 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000175541 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000175541 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000175541 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000175541 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000175541 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175541 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175542 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000175542 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000175542 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000175542 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000175542 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000175542 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000175542 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000175542 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175542 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000201705 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000201705 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000201705 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000201705 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000201705 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000201705 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000201705 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000201705 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000201705 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175545 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000175545 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000175545 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000175545 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000175545 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000175545 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000175545 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000175545 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175545 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175546 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000175546 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000175546 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000175546 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000175546 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000175546 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000175546 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000175546 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175546 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175543 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000175543 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000175543 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000175543 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000175543 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000175543 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000175543 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000175543 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175543 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175544 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000175544 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000175544 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000175544 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000175544 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000175544 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000175544 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000175544 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175544 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%